S-K 1604(a)(3) De-SPAC Forepart, Compensation	Aug. 27, 2026 USD ($) shares
De Spac Forepart Sponsor Compensation Line Items
De-SPAC, Compensation, Prospectus Summary [Table Text Block]	Compensation to be Received by the Sponsor and SPAC’s Directors and Officers

Set forth below is a summary of the amount of compensation and securities received, to be received or that may be received by the Sponsor, and SPAC’s directors, officers and their affiliates in connection with the Business Combination and related transactions.

Entity/Individual	Securities Issued or to be Issued	Other Compensation
Sponsor	203,100 Private Placement Units purchased simultaneously with the closing of the IPO and the over-allotment option of the underwriters of the IPO.	Continued indemnification and the continuation of directors’ and officers’ liability insurance after the Business Combination.

Sponsor, Officers and Directors	Repayment of working capital loans that our sponsor, officers, directors or their affiliates may, but are not obligated to, loan us from time to time, in whatever amount they deem reasonable in their sole discretion, to finance transaction costs, or the issuance of Private Placement Units upon the conversion of up to $3,000,000 of such working capital loans.	$10,000 per month until the closing of the initial business combination or the liquidation.
Continued indemnification and the continuation of directors’ and officers’ liability insurance after the Business Combination.
The Sponsor and officers and directors of SPAC collectively own 1,700,000 Insider Shares, or approximately $0.014 per share.

Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.

Sponsor [Member] | Private Placement Units [Member]
De Spac Forepart Sponsor Compensation Line Items
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	203,100
Sponsor, Officers and Directors [Member] | Working Capital Loan [Member]
De Spac Forepart Sponsor Compensation Line Items
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 3,000,000